S000082567 [Member] Investment Objectives and Goals - AB Core Plus Bond ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Core Plus Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to maximize total return through current income and long-term capital appreciation.